Exhibit 99.1

Nissan Auto Receivables 17-B

Nissan Auto Receivables 2017-B

Collection Period	30-Sep-17	30/360 Days	30	Collection Period Start	1-Sep-17
Distribution Date	16-Oct-17	Actual/360 Days	31	Collection Period End	30-Sep-17
				Prior Month Settlement Date	15-Sep-17
				Current Month Settlement Date	16-Oct-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,543,518,690.50	1,490,707,579.13	1,442,453,828.49	1.001541
Yield Supplement Overcollaterization		103,284,451.96	98,524,484.04	94,196,410.51
Total Adjusted Pool Balance		1,440,234,238.54	1,392,183,095.09	1,348,257,417.98
Total Adjusted Securities		1,440,234,238.54	1,392,183,095.09	1,348,257,417.98	0.936138
Class A-1 Notes	1.27000%	330,000,000.00	281,948,856.55	238,023,179.44	0.721282
Class A-2a Notes	1.56000%	350,000,000.00	350,000,000.00	350,000,000.00	1.000000
Class A-2b Notes	1.33444%	189,000,000.00	189,000,000.00	189,000,000.00	1.000000
Class A-3 Notes	1.75000%	389,000,000.00	389,000,000.00	389,000,000.00	1.000000
Class A-4 Notes	1.95000%	124,620,000.00	124,620,000.00	124,620,000.00	1.000000
Certificates	0.00000%	57,614,238.54	57,614,238.54	57,614,238.54	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	43,925,677.11	308,342.40	133.1081125	0.9343709
Class A-2a Notes	0.00	455,000.00	—	1.3000000
Class A-2b Notes	0.00	217,180.11	—	1.1491011
Class A-3 Notes	0.00	567,291.67	—	1.4583333
Class A-4 Notes	0.00	202,507.50	—	1.6250000
Certificates	0.00	0.00	—	—

Total Securities	43,925,677.11	1,750,321.68

Nissan Auto Receivables 17-B

I. COLLECTIONS

Interest:
Interest Collections	1,974,538.34
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,974,538.34
Principal:
Principal Collections	47,891,398.48
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	47,891,398.48
Recoveries of Defaulted Receivables	60,922.36

Total Collections	49,926,859.18

Nissan Auto Receivables 17-B

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	89,080	1,392,183,095.09
Total Principal Payment		43,925,677.11

	88,104	1,348,257,417.98

III. DISTRIBUTIONS

Total Collections	49,926,859.18
Reserve Account Draw	0.00
Total Available for Distribution	49,926,859.18
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,242,256.32
Servicing Fee Paid	1,242,256.32
Servicing Fee Shortfall	0.00

Nissan Auto Receivables 17-B

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	308,342.40
Class A-1 Notes Monthly Interest Paid	308,342.40
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	455,000.00
Class A-2a Notes Monthly Interest Paid	455,000.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	217,180.11
Class A-2b Notes Monthly Interest Paid	217,180.11
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	567,291.67
Class A-3 Notes Monthly Interest Paid	567,291.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 17-B

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	202,507.50
Class A-4 Notes Monthly Interest Paid	202,507.50
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	1,750,321.68
Total Note Monthly Interest Paid	1,750,321.68
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	46,934,281.18
4. Total Monthly Principal Paid on the Notes	43,925,677.11
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	43,925,677.11
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Receivables 17-B

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,008,604.07
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	3,008,604.07

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,600,585.60
Required Reserve Account Amount	3,600,585.60
Beginning Reserve Account Balance	3,600,585.60
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,600,585.60
Required Reserve Account Amount for Next Period	3,600,585.60

Nissan Auto Receivables 17-B

VI. POOL STATISTICS

Weighted Average Coupon		1.63%
Weighted Average Remaining Maturity		47.96

	Amount	Number
Principal on Defaulted Receivables	362,352.16	17
Principal Recoveries of Defaulted Receivables	60,922.36

Monthly Net Losses	301,429.80
Pool Balance at Beginning of Collection Period	1,490,707,579.13

Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.20%
Net Loss Ratio for Current Collection Period	0.24%
Four-Month Average Net Loss Ratio	0.11%
Cumulative Net Losses for all Periods	563,810.61

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	4,191,217.73	238	0.29%
61-90 Days Delinquent	630,795.35	37	0.04%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,822,013.08	275	0.33%

Nissan Auto Receivables 17-B

61+ Days Delinquencies as Percentage of Receivables (EOP):	Amount	Number	% of Receivables (EOP Balance)
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.04%	0.04%
Four-Month Average Delinquency Ratio	0.01%	0.01%

60 Day Delinquent Receivables	685,787.26
Delinquency Percentage	0.05%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Nissan Auto Receivables 17-B

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO